SCHEDULE OF AGEING ANALYSIS OF ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	$ 3,766,357	$ 4,747,576
Within 30 days [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	2,257,925	2,519,965
Between 31 and 60 days [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	268,122	1,054,537
Between 61 days and 90 days [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	325,661	227,831
More than 90 days [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable, net	$ 914,649	$ 945,243